Schedule of geographic information on revenue (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 17,176,161	$ 15,929,773
Managed services [member]
IfrsStatementLineItems [Line Items]
Total	15,801,134	15,929,773
Professional services [member]
IfrsStatementLineItems [Line Items]
Total	1,375,027
MALAYSIA
IfrsStatementLineItems [Line Items]
Total	16,762,220	15,929,773
MALAYSIA | Managed services [member]
IfrsStatementLineItems [Line Items]
Total	15,801,134	15,929,773
MALAYSIA | Professional services [member]
IfrsStatementLineItems [Line Items]
Total	961,086
HONG KONG
IfrsStatementLineItems [Line Items]
Total	413,941
HONG KONG | Managed services [member]
IfrsStatementLineItems [Line Items]
Total
HONG KONG | Professional services [member]
IfrsStatementLineItems [Line Items]
Total	$ 413,941